Condensed Financial Statements of Parent Company (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income	$ 7,141	$ 2,692
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock-based compensation	705	686
Financing activities:
Repurchase of common stock	(6,666)	(2,823)
Cash and cash equivalents, beginning of year	82,259	65,934
Cash and cash equivalents, end of year	89,850	82,259
Northeast Bancorp
Operating activities:
Net income	7,141	2,692
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of fair value adjustment for borrowings	186	172
Stock-based compensation	705	686
Equity in undistributed earnings of subsidiary	(8,289)	(4,121)
Increase in other assets and liabilities	1,029	(503)
Net cash provided by (used in) operating activities	772	(1,074)
Financing activities:
Repurchase of common stock	(6,666)	(2,823)
Dividends paid to stockholders	(402)	(2,922)
Net cash used in financing activities	(7,068)	(5,745)
Net decrease in cash	(6,296)	(6,819)
Cash and cash equivalents, beginning of year	19,547	26,366
Cash and cash equivalents, end of year	$ 13,251	$ 19,547